Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

As of December 31, 2025 and 2024, inventories consisted of the following.

	2025	2024

Purchased goods	$97,399	$171,227
Less: reserve for obsolete inventories	(17,988)	(16,756)
Total	$79,411	$154,471

The following table shows the movements in the reserve for obsolete inventories during the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023

Balance at January 1	$16,756	$17,234	$12,011
Additions, net of write-off	499	-	5,559
Foreign exchange difference	733	(478)	(336)
Balance at December 31	$17,988	$16,756	$17,234

The Company established a reserve for 100% of its GTDs inventory in light of the introduction of the free electronic invoice platform by the tax bureau. The reserve for GTDs inventory was fully written off in 2025. The allowance as of December 31, 2025 was related mainly to the Company’s network switches and routers.